UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2015

Date of reporting period: March 31, 2015

Item 1. Reports to Stockholders.

SCHARF FUNDS

Scharf Fund
Retail Class – LOGRX
Institutional Class (formerly, Investor Class) – LOGIX

Scharf Balanced Opportunity Fund
Investor Class – LOGOX

Scharf Global Opportunity Fund
Retail Class – WRLDX

SEMI-ANNUAL REPORT
March 31, 2015

Scharf Investments, LLC

SCHARF FUNDS

TABLE OF CONTENTS

To Our Shareholders	1
Expense Examples	8
Sector Allocation of Portfolio Assets	11
Schedule of Investments	14
Statements of Assets and Liabilities	24
Statements of Operations	26
Statements of Changes in Net Assets	28
Financial Highlights	32
Notes to Financial Statements	36
Notice to Shareholders	50
Householding	51
Approval of Investment Advisory Agreements	52
Privacy Notice	58

SCHARF FUNDS

TO OUR SHAREHOLDERS

PERFORMANCE AS OF 3/31/2015
THE SCHARF BALANCED OPPORTUNITY FUND
			Since Inception
	6 Months	One Year	12/31/2012
Cumulative:
Scharf Balanced Opportunity Fund	6.24%	11.66%	37.03%
Lipper Balanced Funds Index
(with dividends reinvested)	4.14%	7.17%	27.00%
Barclays U.S. Aggregate Bond Index	3.43%	5.72%	5.49%
S&P 500® Index (with dividends reinvested)	5.93%	12.73%	51.94%
Annualized:
Scharf Balanced Opportunity Fund		11.66%	15.05%
Lipper Balanced Funds Index
(with dividends reinvested)		7.17%	11.23%
Barclays U.S. Aggregate Bond Index		5.72%	2.41%
S&P 500® Index (with dividends reinvested)		12.73%	20.47%
THE SCHARF FUND
			Since Inception
	6 Months	One Year	12/30/2011
Cumulative:
Scharf Fund	8.03%	16.45%	76.47%
S&P 500® Index (with dividends reinvested)	5.93%	12.73%	76.26%
Annualized:
Scharf Fund		16.45%	19.08%
S&P 500® Index (with dividends reinvested)		12.73%	19.04%
THE SCHARF GLOBAL OPPORTUNITY FUND
			Since Inception
			10/14/2014
Cumulative:
Scharf Global Opportunity Fund			11.76%
MSCI All Cap World Index (Net)			7.81%
Annualized:
Scharf Global Opportunity Fund			11.76%
MSCI All Cap World Index (Net)			7.81%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-572-4273.  The gross expense ratios for the Scharf

SCHARF FUNDS

Fund, Scharf Balanced Opportunity Fund, and Scharf Global Opportunity Fund are 1.31%, 1.71%, and 2.95%, respectively.  The net expense ratios for the Scharf Fund, Scharf Balanced Opportunity Fund, and Scharf Global Opportunity Fund are 1.10%, 1.22%, and 0.51%, respectively, after fee waivers and expense reimbursements, including acquired fund fees and expenses.  The Adviser has contractually agreed to waive fees through January 27, 2018.  The Scharf Fund, Scharf Balanced Opportunity Fund, and Scharf Global Opportunity Fund charge a 2% redemption fee on redemptions or exchanges of fund shares that are made within 60 and 15 days of purchase, respectively.  Had a fee been included, returns would be lower.

Dear Fellow Shareholders,

For the fiscal six months ended March 31, 2015, the Scharf Balanced Opportunity Fund returned 6.24% compared to the 4.14% return for the Lipper Balanced Funds Index, 5.93% compared to the S&P 500® Index (“S&P 500”), and 3.43% compared to the Barclays U.S. Aggregate Bond Index.  The key contributors to relative performance for the period were Allergan, Inc., Cognizant Technology Solutions Corporation, Target Corporation, and CVS Health Corporation.  The key detractors from relative performance were Apache Corporation, Schlumberger N.V., NCR Corporation, and Halliburton Company.  When looking at the performance over the past twelve months, ended March 31, 2015, we are very pleased with the Scharf Balanced Opportunity Fund’s performance of 11.66% compared to the Lipper Balanced Fund Index return of 7.17%, the S&P 500 return of 12.73%, and the Barclays U.S. Aggregate Bond Index return of 5.72%.

For the fiscal six months ended March 31, 2015, the Scharf Fund returned 8.03% compared to the 5.93% return for the S&P 500®.  The key contributors to relative performance for the period were Allergan, Inc., Cognizant Technology Solutions Corporation, Target Corporation, and Porsche Automobil Holding SE.  The key detractors from relative performance were Apache Corporation, Halliburton Company, Microsoft Corporation, and NCR Corporation.  When looking over the past twelve months, the Scharf Fund has returned 16.45% compared to the 12.73% return of the S&P 500®.

For the period from its inception on October 14, 2014 through March 31, 2015, the Scharf Global Opportunity Fund returned 11.76% compared to the 7.81% return for the MSCI All Cap World Index.  The key contributors to relative performance for the period were Cognizant Technology Solutions Corporation, Porsche Automobil Holding SE, Allergan, Inc., and Gentex Corporation.  The key detractors from relative performance were Apache Corporation, Softbank Corp., Halliburton Company, and Microsoft Corporation.

MARKET COMMENTARY

It Pays to Concentrate:  Dispersion among stocks was relatively low in 2014 and through the first quarter of 2015.  Out of the 1,700 stocks in the Value Line Universe,

SCHARF FUNDS

roughly one in four managed to beat the S&P 500 by 10% or more in 2014.  By comparison, 45% of our stocks in the Scharf Fund and Scharf Balanced Opportunity Fund outperformed the S&P by the same margin.  We believe this demonstrates the benefit of concentrating on our best ideas.

To illustrate the importance of a concentrated portfolio, the top five equity performers in the Scharf Fund and Scharf Balanced Opportunity Fund in 2014 contributed roughly 10% to their equity returns.  One stock in particular, Allergan, Inc., rewarded us with a hefty 92% gain, contributing roughly 4.0% to the equity returns in 2014 for the Scharf Fund and the Scharf Balanced Opportunity Fund.

To put this in perspective, a portfolio of our top five stocks from the Scharf Fund and Scharf Balanced Opportunity Fund and roughly 80% cash would have nearly doubled the 5.3% return of the actively managed funds in the Morningstar U.S. equity mutual fund universe last year!  By comparison, these same five stocks would have contributed only 2.5% to overall returns in a diversified 100 stock U.S. equity mutual fund.  Hence, we believe it is much easier to outperform if you only need a few good ideas each year to do so.

Note: A “diversified U.S. equity mutual fund” represents Scharf’s top five holdings as 1% positions, assuming a hypothetical 100 stock portfolio. The “Average U.S. Equity Mutual Fund” refers to the actively managed funds in the Morningstar U.S. equity mutual fund universe.

Source: Scharf Investments, LLC

The most important long-term determinant of stock price appreciation is earnings growth.  Since 1970, earnings for the S&P 500 increased 19-fold and the price of the S&P 500 increased 21-fold.  These figures represent compounded earnings and price appreciation of 7% per year.  (Total return for the S&P 500 including dividends is higher.)

In the short-term, the most important determinant of appreciation is change in valuation.  While earnings generally move slowly, valuations can change radically in short periods of time.  To take one example from among our holdings, Apple Inc. posted a 14% increase in earnings in 2014.  Meanwhile, it experienced a 72% swing in valuation from a low of 11x earnings to a high of 19x earnings.

SCHARF FUNDS

The difficulty in today’s market is that earnings growth is scant and valuations are high.  Earnings for the S&P 500 are now estimated to be lower in 2015 than in 2014.  Yet, at roughly 18x estimated earnings for 2015, the S&P is now above its 25-year median of 16x estimated forward earnings.  Moreover, valuation differentials within the market are compressed.  In 1999, an all-time high of 26x non-recessionary S&P earnings consisted of a nosebleed 46x earnings for technology stocks and bargain 12x earnings for everybody else.  With a few notable exceptions, such disparities are absent today.

Source: Bloomberg

With price/earnings multiples flattening at a high level, the prospects for adding valuation gains diminish and the need to find earnings growth becomes paramount.  Fortunately, the median company in what we consider our generally higher quality portfolio is still projected to have high single digit earnings growth this year and yet trades at a discount to historical multiples.

Aging Bull or 2015=1999?: While valuations are higher today than in the recent past, they are supported by the current low interest rate environment.  Earnings yields on stocks remain undervalued relative to bond yields.  In addition, as the U.S. economy continues to improve, the Federal Reserve Board (the “Fed”) is likely to remain accommodative for the foreseeable future.  This combined with the return of retail investors to the market could create a very strong rally through the close of 2015 despite already stretched valuations.

Given a still accommodative Fed, there is the potential for stocks to go on a momentum induced run well into overvalued territory.  An analysis of recent price-to-earnings ratio data popularized by Robert Shiller, an American Nobel Laureate, economist and Yale professor, suggests that the S&P 500 could still rise another 15%.  While most investors will undoubtedly be tempted to chase prices upwards, as stewards of your capital, it is our responsibility to resist the temptation to follow others into overvalued assets.  Within almost any market, there will be pockets of opportunity where individual stocks or sectors trade at below-average valuations.  It is our job to find those opportunities or hold cash where appropriate.

SCHARF FUNDS

Alternatively, geopolitical issues, slowing emerging market economies, a sudden rise in bond yields or any number of unforeseen events could result in a bear market sooner than expected.  Either way, patient investors with high quality portfolios and cash will likely be well positioned to take advantage of opportunities when this aging bull finally dies.

Note: The Large Cap Growth Index represents the Russell 1000® Growth Index. P/E ratios reflect available data as of 12/31/2014.
Source: Russell Investment Group, Standard & Poor’s, FactSet, J.P. Morgan Asset Management, Bloomberg

A careful eye can almost always find opportunities for value by looking hard enough.  As shown in the chart above, we are finding value in international stocks trading at discounts to domestic companies and in large growth companies trading at a discount to their historical averages.  One recent purchase exemplifying both characteristics is German software maker SAP SE.  SAP SE has produced 10-year compounded earnings per share (“EPS”) growth of 18%.  By our estimates, it was purchased at a discount of approximately 10% to the S&P 500 despite a history of trading at a premium.  According to Value Line data, SAP SE currently offers 35% appreciation potential if it were to meet earnings estimates and trade at its historical median high price-to-earnings ratio.

INVESTMENT STRATEGY

While we are always mindful of how economic conditions and current events impact companies, macroeconomic forecasts are not the primary consideration in our decision-making process.  We focus the bulk of our energies on fundamental research and independent company analysis to identify securities which we believe are trading at significant discounts to fair value.  We use a bottom-up, valuation-oriented strategy because stocks with low valuation ratios have often outperformed stocks with higher valuation ratios over the long term.  By purchasing securities when they appear to be at a discount to fair value, we also hope to mitigate potential downside risk.  In addition, the firm maintains a limited number of portfolios, favoring quality over

SCHARF FUNDS

quantity.  We focus only on our best ideas as we believe owning too many stocks is counterproductive to enhancing risk/reward.  Finally, we are style box agnostic and search for compelling investments in companies large and small, foreign and domestic.  To that end, we are optimistic about the current portfolios and believe the Funds are well positioned for long-term investors.

As an example, Cognizant Tech Solutions Corporation (“Cognizant”), industry leading business software and services provider, was one of the largest holdings for the Scharf Balanced Opportunity Fund, Scharf Fund, and Scharf Global Opportunity Fund during the quarter.  The company’s earnings growth has substantially outpaced that of the S&P 500 over both recent and longer term time frames.  Cognizant’s quarterly earnings have grown consistently, in part due to lengthy outsourcing contracts and the secular growth of global enterprise IT.  The company generates strong free cash flow returns on invested capital, and as a result, has a strong financial position with very little debt and excess cash reserves.  When we added the position to our portfolios in October of last year, Cognizant sported a forward P/E that was lower than that of the S&P 500, despite the company’s trailing 10-year EPS growth rate of 37% and projected EPS growth rate of 20% going forward.  Its deep industry experience and a pioneering Indian IT platform allow it to competitively deliver solutions to companies around the world.

IN CLOSING

For over 30 years, Scharf Investments, LLC has operated as an independent employee-owned firm dedicated to providing the highest quality investment management services.  During this time, the firm has established a track record based on a disciplined investment approach.  That approach continues today with the Scharf Balanced Opportunity Fund, Scharf Fund and Scharf Global Opportunity Fund.

One of our core beliefs has always been that our personal interests should be aligned with those of our clients.  As such, every member of our investment committee is invested alongside our clients.  On a personal level, as the first and one of the largest individual shareholders in each of the Funds, my family has a significant interest in the Funds’ success.  As a shareholder, I hope you take comfort in the knowledge that having our own money invested alongside yours will be a powerful motivator to sharpen our focus.

We thank you for the trust and confidence you have placed in us.  We welcome your comments and questions.

Brian Krawez
President and Portfolio Manager

SCHARF FUNDS

Mutual fund investing involves risk.  Principal loss is possible.  The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to volatility than a diversified fund.  The Funds may invest in securities representing equity or debt.  These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods.  These risks are greater for emerging markets.  The Funds may invest in exchange-traded fund (“ETFs”) or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund.  The Funds follows an investment style that favors relatively low valuations.  Investment in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Lipper Balanced Fund Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both equities and bonds.

The Barclays U.S. Aggregate Bond Index is a broad based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government related and corporate securities.

MSCI All Cap World Index is a broad measure of stock performance throughout the world.

MSCI World All Cap ex USA Index is a broad measure of stock performance throughout the world, with the exception of US based companies.

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Index  measures the performance of the 1,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index.

Price to Earnings Ratio (P/E) is a valuation ratio of a company's current share price compared to its per-share earnings.  Upside to historical median P/E and downside to historical median P/E are terms used to describe the adviser’s estimated reward and risk of an individual security.

Earnings Growth is the percentage change in a firm’s earnings per share (EPS) over a specific period of time.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Value Line is an independent investment research and financial publishing firm.

The information provided herein represents the opinion of the Funds’ manager, is subject to change at any time, is not guaranteed and should not be considered investment advice.

The Funds’ holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

The Scharf Funds are distributed by Quasar Distributors, LLC.

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2015 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. The Scharf Fund, Scharf Balanced Opportunity Fund, and the Scharf Global Opportunity Fund are no-load mutual funds. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Scharf Fund and the Scharf Balanced Opportunity Fund at the beginning of the period and held for the entire period (10/1/14-3/31/15).  The Scharf Global Opportunity Fund Example is based on an investment of $1,000 invested in the Fund at the beginning of the period and held since its inception (10/14/14 – 3/31/15).

Actual Expenses
The first line of the tables below provide information about actual account values and actual expenses, with actual net expenses being limited 1.09% and 1.34% per the operating expenses limitation agreement for the Institutional Class and Retail Class, respectively, of the Scharf Fund, 1.20% of the Scharf Balanced Opportunity Fund, and 0.50% of the Scharf Global Opportunity Fund. Prior to January 28, 2015, the actual net expenses were limited to 1.25% of the Scharf Fund Institutional Class per the operating expenses limitation agreement. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2015 (Unaudited), Continued

shown in the tables are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

Scharf Fund – Institutional Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/1/14	3/31/2015	10/1/14 – 3/31/15
Actual	$1,000.00	$1,080.30	$6.17
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.00	$5.99

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Scharf Fund – Retail Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/28/15	3/31/2015	1/28/15 – 3/31/15
Actual	$1,000.00	$1,046.60	$2.33
Hypothetical (5% return
before expenses)	$1,000.00	$1,006.22	$2.28

*
Expenses are equal to the Fund’s annualized expense ratio of 1.34%, multiplied by the average account value over the period, multiplied by 62 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

Scharf Balanced Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/1/14	3/31/215	10/1/14 – 3/31/15
Actual	$1,000.00	$1,062.70	$6.17
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.95	$6.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SCHARF FUNDS

EXPENSE EXAMPLES at March 31, 2015 (Unaudited), Continued

Scharf Global Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/14/14	3/31/15	10/14/14-3/31/15
Actual	$1,000.00	$1,117.60	$2.44
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.71	$2.33

*
Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 168 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

SCHARF FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF BALANCED OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF GLOBAL OPPORTUNITY FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares	COMMON STOCKS – 88.13%	Value
	Automobiles – 4.38%
128,895	Porsche Automobil Holding SE (b)	$12,677,174

	Automotive Parts and Accessories – Retail – 3.94%
76,235	Advance Auto Parts, Inc.	11,411,617

	Communications Equipment Manufacturing – 3.59%
155,651	Motorola Solutions, Inc.	10,377,252

	Computer and Electronic
	Product Manufacturing – 7.33%
101,100	Apple, Inc.	12,579,873
13,388	Samsung Electronics Co., Ltd. (c)	8,621,872
		21,201,745
	Conglomerates – 1.66%
33,307	Berkshire Hathaway, Inc. – Class B (a)	4,806,866

	Direct Health and Medical
	Insurance Carriers – 1.50%
67,931	Aflac, Inc.	4,348,263

	Drug Stores – 3.58%
100,419	CVS Caremark Corp.	10,364,245

	General Merchandise Stores – 5.67%
109,595	Dollar General Corp. (a)	8,261,271
99,199	Target Corp.	8,141,262
		16,402,533
	Health and Personal Care Stores – 1.64%
137,691	Sally Beauty Holdings, Inc. (a)	4,732,440

	Information Technology Services – 4.11%
190,556	Cognizant Technology Solutions Corp. – Class A (a)	11,888,789

	Internet Media – 2.51%
34,868	Baidu, Inc. – ADR (a)	7,266,491

	Medical Equipment and Supplies – 6.20%
141,559	Baxter International, Inc.	9,696,791
162,064	DENTSPLY International, Inc.	8,247,437
		17,944,228

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited), Continued

Shares	COMMON STOCKS – 88.13%, Continued	Value
	Nonstore Retailers – 3.89%
195,270	eBay, Inc. (a)	$11,263,174

	Oil and Gas Support Services – 7.66%
85,150	Apache Corp.	5,137,100
138,804	Baker Hughes, Inc.	8,825,158
98,379	Schlumberger, Ltd. (b)	8,208,744
		22,171,002
	Pharmaceutical Preparation
	and Manufacturing – 5.56%
20,860	Actavis PLC (a)(b)	6,208,286
100,293	Novartis AG – ADR	9,889,893
		16,098,179
	Property and Casualty Insurance – 6.22%
214,238	American International Group, Inc.	11,738,100
8,132	Markel Corp. (a)	6,253,183
		17,991,283
	Rail Transportation – 0.26%
4,100	Canadian Pacific Railway Ltd. (b)	749,070

	Software Publishers – 11.93%
288,453	Microsoft Corp.	11,727,057
264,494	Oracle Corp.	11,412,916
157,721	SAP SE – ADR	11,382,725
		34,522,698
	Telecommunications – 4.41%
196,335	China Mobile Ltd. – ADR	12,767,665

	Transportation Equipment Manufacturing – 2.09%
330,001	Gentex Corp.	6,039,018
	TOTAL COMMON STOCKS
	(Cost $220,926,925)	255,023,732

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited), Continued

Shares	MONEY MARKET FUNDS – 11.83%	Value
34,242,509	First American Tax Free
	Obligations Fund – Class Z, 0.00% (d)	$34,242,509
	TOTAL MONEY MARKET FUNDS
	(Cost $34,242,509)	34,242,509
	Total Investments in Securities
	(Cost $255,169,434) – 99.96%	289,266,241
	Other Assets in Excess of Liabilities – 0.04%	125,782
	TOTAL NET ASSETS – 100.00%	$289,392,023

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares	COMMON STOCKS – 65.00%	Value
	Automobiles – 2.79%
13,574	Porsche Automobil Holding SE (b)	$1,335,040

	Automotive Parts and Accessories – Retail – 2.61%
8,359	Advance Auto Parts, Inc.	1,251,259

	Communications Equipment Manufacturing – 2.63%
18,912	Motorola Solutions, Inc.	1,260,863

	Computer and Electronic
	Product Manufacturing – 4.95%
11,759	Apple, Inc.	1,463,172
1,415	Samsung Electronics Co., Ltd. (c)	911,260
		2,374,432
	Conglomerates – 1.03%
3,417	Berkshire Hathaway, Inc. – Class B (a)	493,141

	Direct Health and Medical
	Insurance Carriers – 1.52%
11,400	Aflac, Inc.	729,714

	Drug Stores – 2.75%
12,765	CVS Caremark Corp.	1,317,476

	General Merchandise Stores – 4.29%
14,869	Dollar General Corp. (a)	1,120,825
11,423	Target Corp.	937,486
		2,058,311
	Health and Personal Care Stores – 1.23%
17,200	Sally Beauty Holdings, Inc. (a)	591,164

	Information Technology Services – 3.01%
23,140	Cognizant Technology Solutions Corp. – Class A (a)	1,443,705

	Internet Media – 1.76%
4,037	Baidu, Inc. – ADR (a)	841,311

	Investment Advisory Services – 0.53%
4,880	Oaktree Cap Group, LLC.	252,101

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited), Continued

Shares	COMMON STOCKS – 65.00%, Continued	Value
	Medical Equipment and Supplies – 4.31%
16,166	Baxter International, Inc.	$1,107,371
18,787	DENTSPLY International, Inc.	956,070
		2,063,441
	Nonstore Retailers – 2.70%
22,476	eBay, Inc. (a)	1,296,416

	Oil and Gas Support Services – 5.22%
9,452	Apache Corp.	570,239
14,400	Baker Hughes, Inc.	915,552
12,162	Schlumberger, Ltd. (b)	1,014,797
		2,500,588
	Pharmaceutical Preparation
	and Manufacturing – 4.04%
2,416	Actavis PLC (a)(b)	719,064
12,331	Novartis AG – ADR	1,215,960
		1,935,024
	Property and Casualty Insurance – 4.25%
24,713	American International Group, Inc.	1,354,025
886	Markel Corp. (a)	681,299
		2,035,324
	Real Estate Investment Trust – 2.39%
26,462	HCP, Inc.	1,143,423

	Software Publishers – 8.32%
34,550	Microsoft Corp.	1,404,630
29,309	Oracle Corp.	1,264,683
18,250	SAP SE – ADR	1,317,102
		3,986,415
	Telecommunications – 3.29%
24,220	China Mobile Ltd. – ADR	1,575,027

	Transportation Equipment Manufacturing – 1.38%
36,116	Gentex Corp.	660,923
	TOTAL COMMON STOCKS
	(Cost $25,998,208)	31,145,098

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited), Continued

Shares	PREFERRED STOCKS – 5.83%	Value
	Closed-End Funds – 3.08%
28,553	GDL Fund – Series B	$1,433,503
1,700	General American Investors Co., Inc. – Series B	44,404
		1,477,907
	Investment Banking and Brokerage – 2.75%
64,582	Goldman Sachs Group, Inc. – Series B	1,318,765
	TOTAL PREFERRED STOCKS
	(Cost $2,728,523)	2,796,672

	ROYALTY TRUST – 0.32%
	Oil and Gas Support Services – 0.32%
21,800	SandRidge Permian Trust	154,998
	TOTAL ROYALTY TRUST
	(Cost $340,587)	154,998

Principal
Amount	CONVERTIBLE BONDS – 1.27%
	Blucora, Inc.
$650,000	4.25%, 4/1/19	607,344
	TOTAL CONVERTIBLE BONDS
	(Cost $644,259)	607,344

	CORPORATE BONDS – 0.78%
	Automotive Parts and Accessories – Retail – 0.12%
	Advance Auto Parts, Inc.
50,000	5.75%, 5/1/2020	56,635

	Computer and Electronic
	Product Manufacturing – 0.21%
	Digital Equipment Corp.
89,000	7.75%, 4/1/2023	102,683

	Petroleum and Coal Products Manufacturing – 0.45%
	Murphy Oil USA, Inc.
200,000	6.00%, 8/15/2023	215,500
	TOTAL CORPORATE BONDS
	(Cost $365,140)	374,818

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited), Continued

Principal
Amount	MUNICIPAL BONDS – 2.43%	Value
	California Health Facilities Financing Authority,
	Revenue Bonds, Chinese Hospital Association
$10,000	3.00%, 6/1/2024, Series 2012	$9,787
	California Health Facilities Financing Authority,
	Revenue Bonds, Persons with
	Developmental Disabilities
80,000	7.11%, 2/1/2021, Series 2011B	87,429
135,000	7.875%, 2/1/2026, Series 2011B	153,390
	California State, General Obligation,
	Highway Safety, Traffic Reduction,
	Air Quality and Port Security Bonds
65,000	6.509%, 4/1/2039, Series 2009B	76,782
	California State, General Obligation, Various Purpose
125,000	6.20%, 10/1/2019	147,690
25,000	5.60%, 11/1/2020	29,303
75,000	6.65%, 3/1/2022, Series 2010	92,250
420,000	7.95%, 3/1/2036, Series 2010	517,868
	State of Michigan, General Obligation,
	School Loan and Refunding Bonds
40,000	6.95%, 11/1/2020, Series 2009A	49,954
	TOTAL MUNICIPAL BONDS
	(Cost $1,146,130)	1,164,453

Shares	MONEY MARKET FUNDS – 23.68%
11,345,895	First American Tax Free Obligations Fund –
	Class Z, 0.00% (d)	11,345,895
	TOTAL MONEY MARKET FUNDS
	(Cost $11,345,895)	11,345,895
	Total Investments in Securities
	(Cost $42,568,742) – 99.31%	47,589,278
	Other Assets in Excess of Liabilities – 0.69%	328,468
	TOTAL NET ASSETS – 100.00%	$47,917,746

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares	COMMON STOCKS – 92.63%	Value
	Automobiles – 3.94%
6,528	Porsche Automobil Holding SE (b)	$642,047

	Automotive Parts and Accessories – Retail – 3.22%
3,510	Advance Auto Parts, Inc.	525,412

	Beverage Manufacturing – 3.15%
89,275	Ambev SA – ADR	514,224

	Communications Equipment Manufacturing – 3.22%
7,872	Motorola Solutions, Inc.	524,826

	Computer and Electronic
	Product Manufacturing – 8.21%
4,993	Apple, Inc.	621,279
1,115	Samsung Electronics Co., Ltd. (c)	718,060
		1,339,339
	Financial Services – 1.85%
3,485	Mastercard, Inc. – Class A	301,069

	Health Care Equipment & Services – 0.65%
11,800	Elekta AB – Class B (b)	106,119

	Household Products – 3.07%
23,500	Hengan International Group Co., Ltd. (b)	282,207
133,500	Vinda International Holdings, Ltd. (b)	218,004
		500,211
	Information Technology Services – 3.70%
9,670	Cognizant Technology Solutions Corp. – Class A (a)	603,311

	Internet Based Services – 2.66%
373	Priceline Group, Inc. (a)	434,228

	Internet Media – 4.05%
3,169	Baidu, Inc. – ADR (a)	660,420

	Medical Equipment and Supplies – 5.44%
6,950	Baxter International, Inc.	476,075
8,085	DENTSPLY International, Inc.	411,446
		887,521
	Non-Store Retailers – 3.75%
10,608	eBay, Inc. (a)	611,869

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited), Continued

Shares	COMMON STOCKS – 92.63%, Continued	Value
	Oil and Gas Support Services – 7.70%
6,171	Baker Hughes, Inc.	$392,352
7,029	Halliburton Co.	308,432
6,653	Schlumberger, Ltd. (b)	555,126
		1,255,910
	Pharmaceutical Preparation
	and Manufacturing – 5.80%
428	Actavis PLC (a)(b)	127,371
5,745	Novartis AG – ADR	566,514
1,272	Valeant Pharmaceuticals International, Inc. (a)(b)	252,645
		946,530
	Property and Casualty Insurance – 6.67%
14,136	American International Group, Inc.	774,511
406	Markel Corp. (a)	312,198
		1,086,709
	Software Publishers – 14.33%
18,757	Microsoft Corp.	762,566
14,688	Oracle Corp.	633,787
13,042	SAP SE – ADR	941,241
		2,337,594
	Telecommunications – 9.17%
12,878	China Mobile Ltd. – ADR	837,456
22,598	SoftBank Corp. – ADR (a)	657,037
		1,494,493
	Transportation Equipment Manufacturing – 2.05%
18,250	Gentex Corp.	333,975
	TOTAL COMMON STOCKS
	(Cost $14,315,033)	15,105,807

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited), Continued

Shares	MONEY MARKET FUNDS – 7.62%	Value
1,243,104	First American Tax Free Obligations Fund –
	Class Z, 0.00% (d)	$1,243,104
	TOTAL MONEY MARKET FUNDS
	(Cost $1,243,104)	1,243,104
	Total Investments in Securities
	(Cost $15,558,137) – 100.25%	16,348,911
	Liabilities in Excess of Other Assets – (0.25)%	(40,200)
	TOTAL NET ASSETS – 100.00%	$16,308,711

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2015.

COUNTRY ALLOCATION
Country	% of Net Assets
United States	56.5%
Germany	9.7%
Cayman Islands	7.1%
Hong Kong	5.1%
Republic of Korea	4.4%
Japan	4.0%
Switzerland	3.5%
Curacao	3.4%
Brazil	3.2%
Canada	1.6%
Ireland	0.8%
Sweden	0.7%
100.0%

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2015 (Unaudited)

		Scharf Balanced	Scharf Global
	Scharf	Opportunity	Opportunity
	Fund	Fund	Fund
ASSETS
Investments in securities, at value (identified
cost $255,169,434, $42,568,742
and $15,558,137, respectively)	$289,266,241	$47,589,278	$16,348,911
Receivables:
Fund shares issued	2,278,415	313,818	20,000
Dividends and interest	364,696	78,590	22,455
Dividend tax reclaim	74,467	10,490	3,054
Due from Adviser (Note 4)	—	—	12,208
Prepaid expenses	48,447	12,012	16,297
Total assets	292,032,266	48,004,188	16,422,925
LIABILITIES
Payables:
Investments purchased	1,910,721	—	49,291
Fund shares redeemed	323,178	—	—
Advisory fees	195,567	28,840	—
Administration and
fund accounting fees	95,485	23,077	21,791
Shareholder servicing fees	71,652	6,673	1,951
Transfer agent fees and expenses	15,097	5,306	4,661
Audit fees	10,163	9,278	7,510
Custody fees	8,347	6,435	6,484
Shareholder reporting	5,252	1,328	716
Chief Compliance Officer fee	3,989	3,989	3,792
Legal fees	709	1,273	2,815
12b-1 fees	83	—	15,203
Accrued other expenses	—	243	—
Total liabilities	2,640,243	86,442	114,214
NET ASSETS	$289,392,023	$47,917,746	$16,308,711

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2015 (Unaudited), Continued

		Scharf Balanced	Scharf Global
	Scharf	Opportunity	Opportunity
	Fund	Fund	Fund
CALCULATION OF NET
ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to
shares outstanding	$288,855,803	$—	$—
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	7,106,565	—	—
Net asset value, offering and
redemption price per share	$40.65	$—	$—
Retail Shares
Net assets applicable to
shares outstanding	$536,220	$—	$16,308,711
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	13,188	—	608,729
Net asset value, offering and
redemption price per share	$40.66	$—	$26.79
Investor Shares
Net assets applicable to
shares outstanding	$—	$47,917,746	$—
Shares issued and outstanding
[unlimited number of shares
(par value $0.01) authorized]	—	1,544,446	—
Net asset value, offering and
redemption price per share	$—	$31.03	$—
COMPOSITION OF NET ASSETS
Paid-in capital	$247,233,786	$41,803,896	$14,975,808
Undistributed net investment
income/(loss)	(168,419)	37,555	26,781
Accumulated net realized gain
from investments and foreign currency	8,233,510	1,056,271	515,348
Net unrealized appreciation on
investments and foreign currency	34,093,146	5,020,024	790,774
Net assets	$289,392,023	$47,917,746	$16,308,711

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Period Ended March 31, 2015 (Unaudited)

		Scharf Balanced	Scharf Global
	Scharf	Opportunity	Opportunity
	Fund	Fund	Fund*
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld
and issuance fees of $43,211, $5,248,
and $3,818, respectively)	$1,243,547	$248,802	$72,551
Interest	—	53,958	—
Total income	1,243,547	302,760	72,551
Expenses
Advisory fees (Note 4)	1,178,355	218,794	60,205
Shareholder servicing fees –
Institutional Class (Note 6)	119,003	—	—
Shareholder servicing fees –
Retail Class (Note 6)	23	—	6,081
Shareholder servicing fees –
Investor Class (Note 6)	—	22,100	—
Adminstration and
fund accounting fees (Note 4)	118,825	27,732	26,152
Custody fees (Note 4)	21,688	12,579	11,806
Transfer agent fees
and expenses (Note 4)	18,544	6,310	5,741
Registration fees	18,518	10,871	11,091
Audit fees	10,163	9,278	7,510
Trustee fees	4,938	4,075	3,267
Chief Compliance Officer
fee (Note 4)	4,489	4,489	4,292
Legal fees	4,116	3,648	4,065
Miscellaneous expenses	3,849	1,573	1,122
Reports to shareholders	3,682	873	716
Insurance expense	2,254	1,349	—
Distribution fees –
Retail Class (Note 5)	83	—	15,204
Total expenses	1,508,530	323,671	157,252
Less: advisory fee waiver and
expense reimbursement (Note 4)	(96,564)	(58,466)	(126,845)
Net expenses	1,411,966	265,205	30,407
Net investment
income/(loss)	(168,419)	37,555	42,144

*  Commenced operations on October 14, 2014.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

STATEMENTS OF OPERATIONS For the Period Ended March 31, 2015 (Unaudited), Continued

		Scharf Balanced	Scharf Global
	Scharf	Opportunity	Opportunity
	Fund	Fund	Fund*
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND OPTIONS
Net realized gain/(loss) on:
Investments	$8,082,535	$1,017,086	$515,348
Foreign currency	(1,354)	(150)	—
Net change in unrealized
appreciation/(depreciation) on:
Investments	10,798,143	1,753,799	790,774
Written options	31,774	6,674	—
Foreign currency	(2,248)	(317)	—
Net realized and unrealized gain on
investments and options	18,908,850	2,777,092	1,306,122
Net Increase in Net Assets
Resulting from Operations	$18,740,431	$2,814,647	$1,348,266

*  Commenced operations on October 14, 2014.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(168,419)	$163,843
Net realized gain from investments
and foreign currency	8,081,181	8,554,814
Capital gain distributions from
regulated investment companies	—	8,870
Net change in unrealized appreciation/(depreciation) on:
Investments	10,798,143	11,697,883
Written options	31,774	(82,344)
Foreign Currency	(2,248)	(1,414)
Net increase in net assets resulting from operations	18,740,431	20,341,652
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(165,769)	(61,148)
From net realized gain on investments	(7,672,673)	(36,607)
Total distributions to shareholders	(7,838,442)	(97,755)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	90,036,842	89,141,438
Total increase in net assets	100,938,831	109,385,335
NET ASSETS
Beginning of period	188,453,192	79,067,857
End of period	$289,392,023	$188,453,192
Undistributed net investment income/(loss)	$(168,419)	$165,769

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Institutional Class
		Six Months Ended
		March 31, 2015		Year Ended
		(Unaudited)		September 30, 2014
		Shares	Paid-in Capital	Shares	Paid-in Capital
	Shares sold	2,598,274	$102,529,676	2,749,799	$102,332,098
	Shares issued on
	reinvestments of distributions	204,480	7,780,435	2,811	96,423
	Shares redeemed*	(528,092)	(20,810,522)	(358,889)	(13,287,083)
	Net increase	2,274,662	$89,499,589	2,393,721	$89,141,438
*	Net of redemption fees of		$1,302		$1,421

Retail Class
		January 28, 2015**
		to
		March 31, 2015
		(Unaudited)
		Shares	Paid-in Capital
	Shares sold	13,188	$537,253
	Net increase	13,188	$537,253

**	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$37,555	$159,991
Net realized gain from investments
and foreign currency	1,016,936	1,909,913
Capital gain distributions from
regulated investment companies	—	5,398
Net change in unrealized appreciation/(depreciation) on:
Investments	1,753,799	797,707
Written options	6,674	(6,674)
Foreign currency	(317)	(194)
Net increase in net assets resulting from operations	2,814,647	2,866,141
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(138,726)	(93,820)
From net realized gain on investments	(1,673,390)	(202,759)
Total distributions to shareholders	(1,812,116)	(296,579)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares	8,980,608	17,672,034
Total increase in net assets	9,983,139	20,241,596
NET ASSETS
Beginning of period	37,934,607	17,693,011
End of period	$47,917,746	$37,934,607
Undistributed net investment income	$37,555	$138,726

(a)	A summary of share transactions is as follows:

		Six Months Ended
		March 31, 2015		Year Ended
		(Unaudited)		September 30, 2014
		Shares	Paid-in Capital	Shares	Paid-in Capital
	Shares sold	346,603	$10,481,125	631,329	$18,784,720
	Shares issued on
	reinvestments of distributions	61,128	1,802,674	10,573	294,663
	Shares redeemed	(108,503)	(3,303,191)	(48,215)	(1,407,349)
	Net increase	299,228	$8,980,608	593,687	$17,672,034

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

October 14, 2014*
to
March 31, 2015
(Unaudited)

INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,144
Net realized gain from investments and foreign currency	515,348
Net change in unrealized appreciation on investments	790,774
Net increase in net assets resulting from operations	1,348,266
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(15,363)
Total distributions to shareholders	(15,363)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	14,975,808
Total increase in net assets	16,308,711
NET ASSETS
Beginning of period	—
End of period	$16,308,711
Undistributed net investment income	$26,781

(a)	A summary of share transactions is as follows:

		October 14, 2014*
		to
		March 31, 2015
		(Unaudited)
		Shares	Paid-in Capital
	Shares sold	189,107	$13,683,867
	Shares issued in connection with transfer in-kind	419,054	1,277,777
	Shares issued on reinvestments of distributions	614	15,364
	Shares redeemed	(46)	(1,200)
	Net increase	608,729	$14,975,808

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
	Six Months				December 30,
	Ended				2011*
	March 31,		Year Ended		to
	2015		September 30,		September 30,
	(Unaudited)		2014	2013	2012
Net asset value, beginning of period	$39.00		$32.43	$27.47	$24.00

Income from investment operations:
Net investment income/(loss)^	(0.03)		0.05	0.05	0.14
Net realized and unrealized gain on
investments and foreign currency	3.06		6.56	5.02	3.33
Total from investment operations	3.03		6.61	5.07	3.47
Less distributions:
From net investment income	(0.03)		(0.02)	(0.07)	—
From net realized gain on investments	(1.35)		(0.02)	(0.04)	—
Total distributions	(1.38)		(0.04)	(0.11)	—
Paid-in capital from redemption fees^#	0.00		0.00	0.00	0.00
Net asset value, end of period	$40.65		$39.00	$32.43	$27.47

Total return	8.03	%‡	20.39%	18.55%	14.46	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$288,856		$188,453	$79,068	$37,878
Ratio of expenses to average net assets:
Before fee waivers	1.27	%†	1.30%	1.46%	1.88	%†
After fee waivers	1.19	%†**	1.25%	1.25%	1.25	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	(0.22	)%†	0.08%	(0.05)%	0.07	%†
After fee waivers	(0.14	)%†	0.13%	0.16%	0.70	%†
Portfolio turnover rate	12.64	%‡	31.20%	36.51%	21.75	%‡

*	Commencement of operations.
**	Effective January 28, 2015 the advisor contractually agreed to lower the net annual operating expense limit to 1.09%.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Retail Class
	January 28, 2015*
	to
	March 31, 2015
	(Unaudited)
Net asset value, beginning of period	$38.85

Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments and foreign currency	1.83
Total from investment operations	1.81
Net asset value, end of period	$40.66

Total return	4.66	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$536
Ratio of expenses to average net assets:
Before fee waivers	1.56	%†
After fee waivers	1.34	%†
Ratio of net investment loss to average net assets:
Before fee waivers	(0.50	)%†
After fee waivers	(0.28	)%†
Portfolio turnover rate	12.64	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF BALANCED OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	Six Months Ended			December 31, 2012*
	March 31, 2015		Year Ended	to
	(Unaudited)		September 30, 2014	September 30, 2013
Net asset value,
beginning of period	$30.46		$27.16	$24.00

Income from investment operations:
Net investment income	0.01		0.14	0.13	^
Net realized and unrealized gain
on investments and
foreign currency	1.83		3.60	3.03
Total from investment operations	1.84		3.74	3.16
Less distributions:
From net investment income	(0.10)		(0.14)	—
From net realized gain
on investments	(1.17)		(0.30)	—
Total distributions	(1.27)		(0.44)	—
Paid-in capital from
redemption fees	—		—	0.00	^#
Net asset value, end of period	$31.03		$30.46	$27.16

Total return	6.24	%‡	13.93%	13.17	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$47,918		$37,935	$17,693
Ratio of expenses to average net assets:
Before fee waivers	1.46	%†	1.69%	2.10	%†
After fee waivers	1.20	%†	1.20%	1.20	%†
Ratio of net investment income/(loss)
to average net assets:
Before fee waivers	(0.09	)%†	0.13%	(0.22	)%†
After fee waivers	0.17	%†	0.62%	0.68	%†
Portfolio turnover rate	17.91	%‡	36.18%	23.01	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

SCHARF GLOBAL OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	October 14, 2014*
	to
	March 31, 2015
	(Unaudited)
Net asset value, beginning of period	$24.00

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gain on investments and foreign currency	2.75
Total from investment operations	2.82
Less distributions:
From net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$26.79

Total return	11.76	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$16,309
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	2.58	%†
After fee waivers and expense reimbursement	0.50	%†
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(1.39	)%†
After fee waivers and expense reimbursement	0.69	%†
Portfolio turnover rate	25.47	%‡

*	Commencement of operations.
†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund, the Scharf Balanced Opportunity Fund, and the Scharf Global Opportunity Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Balanced Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011 and January 28, 2015, respectively. The Scharf Balanced Opportunity Fund commenced operations on December 31, 2012. The Scharf Global Opportunity Fund commenced operations on October 14, 2014.  The initial purchase into the Fund included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable. The Fund issued 419,054 shares on October 14, 2014. The fair value and cost of securities received by the Fund was $7,814,245 and $6,536,468, respectively. In addition, the Fund received $2,243,043 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Scharf Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

related to uncertain tax positions taken on returns filed for the open tax years 2012-2014, or expected to be taken in the Fund’s 2015 tax returns. Management has analyzed the Scharf Balanced Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2013-2014, or expected to be taken in the Fund’s 2015 tax returns. Management has analyzed the Scharf Global Opportunity Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Scharf Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less. The Scharf Balanced Opportunity Fund and the Scharf Global Opportunity Fund each charge a 2.00% redemption fee to shareholders who redeem shares held for 15 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  During the period ended March 31, 2015, the Scharf Fund retained $1,302 in redemption fees.

G.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent they do not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The effect of derivative instruments on the statements of operations for the period ended March 31, 2015 is as follows:

Scharf Fund

Derivative Type	Location of Loss on Derivatives Recognized in Income	Value
Equity Contracts	Change in unrealized appreciation on written options	$31,774

Scharf Balanced Opportunity Fund

Derivative Type	Location of Loss on Derivatives Recognized in Income	Value
Equity Contracts	Change in unrealized appreciation on written options	$6,674

The average monthly market value of written options during the period ended March 31, 2015, for the Scharf Fund and the Scharf Balanced Opportunity Fund was $16,404 and $20,900, respectively.
Transactions in written options contracts for the period ended March 31, 2015, are as follows:

Scharf Fund
	Contracts	Premiums Received
Beginning balance	31	$46,594
Options exercised	(31)	(46,594)
Outstanding at March 31, 2015	—	$—

Scharf Balanced Fund
	Contracts	Premiums Received
Beginning balance	40	$19,326
Options exercised	(40)	(19,326)
Outstanding at March 31, 2015	—	$—

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Fixed Income Securities: Debt securities, such as corporate bonds, asset backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2015:

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$8,825,158	$—	$—	$8,825,158
Consumer Discretionary	33,446,249	—	—	33,446,249
Consumer Staples	18,505,507	—	—	18,505,507
Energy	8,208,744	—	—	8,208,744
Finance and Insurance	27,146,412	—	—	27,146,412
Healthcare	34,042,408	—	—	34,042,408
Industrial	749,070	—	—	749,070
Information Technology	78,879,722	—	—	78,879,722
Manufacturing	23,054,426	—	—	23,054,426
Mining	5,137,100	—	—	5,137,100
Retail Trade	8,261,271	—	—	8,261,271
Telecommunications	12,767,665	—	—	12,767,665
Total Common Stocks	259,023,732	—	—	259,023,732
Short-Term Investments	34,242,509	—	—	34,242,509
Total Investments in Securities	$289,266,241	$—	$—	$289,266,241

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

Scharf Balanced Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$915,552	$—	$—	$915,552
Consumer Discretionary	3,799,761	—	—	3,799,761
Consumer Staples	2,254,961	—	—	2,254,961
Energy	1,014,797	—	—	1,014,797
Finance and Insurance	3,510,280	—	—	3,510,280
Healthcare	3,998,466	—	—	3,998,466
Information Technology	8,645,864	—	—	8,645,864
Manufacturing	2,595,903	—	—	2,595,903
Mining	570,239	—	—	570,239
Real Estate	1,143,423	—	—	1,143,423
Retail Trade	1,120,825	—	—	1,120,825
Telecommunications	1,575,027	—	—	1,575,027
Total Common Stocks	31,145,098	—	—	31,145,098
Preferred Stocks
Closed-End Funds	1,477,907	—	—	1,477,907
Finance and Insurance	1,318,765	—	—	1,318,765
Total Preferred Stocks	2,796,672	—	—	2,796,672
Royalty Trust
Mining	154,998	—	—	154,998
Total Royalty Trust	154,998	—	—	154,998
Fixed Income
Convertible Bonds	—	607,344	—	607,344
Corporate Bonds	—	374,818	—	374,818
Municipal Bonds	—	1,164,453	—	1,164,453
Total Fixed Income	—	2,146,615	—	2,146,615
Short-Term Investments	11,345,895	—	—	11,345,895
Total Investments in Securities	$45,442,663	$2,146,615	$—	$47,589,278

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support
and Waste Management	$826,580	$—	$—	$826,580
Consumer Discretionary	1,471,256	—	—	1,471,256
Consumer Staples	500,211	—	—	500,211
Energy	863,559	—	—	863,559
Finance and Insurance	1,387,778	—	—	1,387,778
Healthcare	1,940,169	—	—	1,940,169
Information Technology	4,940,664	—	—	4,940,664
Manufacturing	1,681,097	—	—	1,681,097
Telecommunications	1,494,493	—	—	1,494,493
Total Common Stocks	15,105,807	—	—	15,105,807
Short-Term Investments	1,243,104	—	—	1,243,104
Total Investments in Securities	$16,348,911	$—	$—	$16,348,911

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the year ended March 31, 2015.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Scharf Investments, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by each Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Funds pay fees calculated at an annual rate of 0.99% based upon the average daily net assets of each Fund.  For the period ended March 31, 2015, Funds incurred the following in advisory fees.

Advisory Fees
Scharf Fund	$1,178,355
Scharf Balanced Opportunity Fund	218,794
Scharf Global Opportunity Fund	60,205

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

The Funds are responsible for their own operating expenses. The Adviser has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.09% and 1.34% per the operating expenses limitation agreement for the Institutional Class and Retail Class, respectively, of the Scharf fund, 1.20% of the Scharf Balanced Opportunity Fund, and 0.50% of the Scharf Global Opportunity Fund, of average daily net assets of the Funds. Prior to January 28, 2015, the actual net expenses were limited to 1.25% of the Scharf Fund Institutional Class per the operating expenses limitation agreement. Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended March 31, 2015, the Adviser reduced its fees in the amount of $96,564, $58,466, and $126,845, for the Scharf Fund, the Scharf Balanced Opportunity Fund, and the Scharf Global Opportunity Fund, respectively.

The expense limitation will remain in effect through at least January 27, 2016, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

		Scharf Balanced		Scharf Global
Scharf Fund		Opportunity Fund		Opportunity Fund
Year	Amount	Year	Amount	Year	Amount
2015	$88,081
2016	113,665	2016	$93,377
2017	62,615	2017	127,045
2018	96,564	2018	58,466	2018	$126,845
	$360,925		$278,888		$126,845

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

For the period ended March 31, 2015, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agency, and Chief Compliance Officer fees:

		Scharf	Scharf
		Balanced	Global
	Scharf	Opportunity	Opportunity
	Fund	Fund	Fund
Administration and
Fund Accounting	$118,825	$27,732	$26,152
Custody	21,688	12,579	11,806
Transfer Agency (a)	11,475	5,357	5,025
Chief Compliance Officer	4,489	4,489	4,292

(a) Does not include out-of-pocket expenses

At March 31, 2015, the Funds had payables due to USBFS for administration and fund accounting, transfer agency, U.S. Bank, N.A. for custody fees, and Chief Compliance Officer fees in the following amounts:

		Scharf	Scharf
		Balanced	Global
	Scharf	Opportunity	Opportunity
	Fund	Fund	Fund
Administration and
Fund Accounting	$95,485	$23,077	$21,791
Transfer Agency (a)	9,425	4,457	4,154
Custody	8,347	6,435	6,484
Chief Compliance Officer	3,989	3,989	3,792

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

NOTE 5 – DISTRIBUTION (12B-1) FEE

The Scharf Fund Retail Class and the Scharf Global Opportunity Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each to pay for distribution and related expenses at an annual rate of 0.25% of the average daily

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

net assets.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2015, the Funds paid the Distributor the following in 12b-1 fees:

12b-1 Fees
Scharf Fund Retail Class	$83
Scharf Global Opportunity Fund	15,204

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of 0.10% of the average daily net assets of each Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended March 31, 2015, the Funds incurred the following shareholder servicing fees under the agreement:

Shareholder
Servicing Fees
Scharf Fund
Institutional Class	$119,003
Retail Class	23
Scharf Balanced Opportunity Fund	22,100
Scharf Global Opportunity Fund	6,081

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

NOTE 7 – LINES OF CREDIT

The Scharf Fund and the Scharf Balanced Opportunity Fund had lines of credit in the amount of $6,000,000 and $1,000,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the period ended March 31, 2015, the Funds did not draw upon their lines of credit.

NOTE 8 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2015, the cost of purchases (including the securities received in the transfer in-kind) and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$104,958,586	$27,120,578
Scharf Balanced Opportunity Fund	12,108,425	6,132,812
Scharf Global Opportunity Fund	15,928,519	3,256,457

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2014, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Scharf Balanced
	Scharf Fund	Opportunity Fund
Cost of investments (a)	$164,984,345	$34,211,055
Gross tax unrealized appreciation	26,776,538	4,175,796
Gross tax unrealized depreciation	(3,630,546)	(917,332)
Net tax unrealized appreciation (a)	23,145,992	3,258,464
Undistributed ordinary Income	651,515	475,635
Undistributed long-term capital gains	7,491,929	1,384,088
Total distributable earnings	8,143,444	1,859,723
Unrealized written options	(31,774)	(6,674)
Unrealized foreign currency	(1,414)	(194)
Other accumulated gains/(losses)	—	—
Total accumulated earnings/(losses)	$31,256,248	$5,111,319

(a)	The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

SCHARF FUNDS

NOTES TO FINANCIAL STATEMENTS at March 31, 2015 (Unaudited), Continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2014, the Scharf Fund utilized $17,433 of short-term capital loss carryforward.

The tax character of distributions paid during the period ended March 31, 2015 and the year ended September 30, 2014 was as follows:

Scharf Fund
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
Ordinary income	$346,482	$61,148
Long-term capital gains	$7,491,960	$36,607

Scharf Balanced Opportunity Fund
	Six Months Ended	Year Ended
	March 31, 2015	September 30, 2014
Ordinary income	$428,017	$113,955
Long-term capital gains	$1,384,099	$182,624

Scharf Global Opportunity Fund
	Period Ended
	March 31, 2015
Ordinary income	$15,363
Long-term capital gains	$—

Ordinary income distributions may include short-term capital gains.

NOTE 10 – NAME CHANGE

Effective January 28, 2015, the Scharf Fund Investor Class changed its name to the Scharf Fund Institutional Class.

SCHARF FUNDS

NOTICE TO SHAREHOLDERS at March 31, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Funds’ Form N-Q is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUNDS

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statement and other similar documents you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-572-4273 (1-866-5SCHARF) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Fund
Scharf Balanced Opportunity Fund

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) for another annual term for the Scharf Fund and the Scharf Balanced Opportunity Fund (the “Balanced Opportunity Fund”) (together, the “Funds”).  At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds as of July 31, 2014 on both an absolute basis and in comparison to

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  In reviewing the performance information of the Balanced Opportunity Fund, the Board considered that the Fund was relatively new, with less than two years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their levels of risk tolerance, may differ significantly from funds in the peer universe.

Scharf Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and peer group average for the one-year period and below its peer group median and peer group average for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median and peer group average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against a broad-based securities market benchmark.

Scharf Balanced Opportunity Fund: The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and peer group average for the one-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median and peer group average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee the Board considered the level of the fee itself as well as the total fees and expenses of each Fund. The Board reviewed information as to the fees and expenses of advisers and funds within the relevant peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any,

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

in the fees charged to such accounts.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Funds.  The Board found that the management fees charged to the Funds were generally within the range of the fees charged by the Adviser to its separately managed account clients.

Scharf Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of no more than 1.25% (the “Expense Cap”), which was reduced to 1.09% for the Institutional Class.  The Board noted that the Fund’s total expense ratio was above the peer group median and peer group average, and the same as its peer group median and above its peer group average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  Additionally, the Board noted that the contractual advisory fee was significantly above its peer group median and peer group average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were significantly above the peer group median and peer group average.  In light of the Fund’s expenses and advisory fee compared to its peer group, the Board noted that it would be monitoring the Fund’s future performance closely.

Scharf Balanced Opportunity Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of no more than 1.20% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was above the peer group median and peer group average.  Additionally, the Board noted that the contractual advisory fee was significantly above its peer group median and peer group average.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were significantly above the peer group median and well above the peer group average, but only slightly above the peer group median and above the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  In light of the Fund’s expenses and advisory fee compared to its peer group, the Board noted that it would be monitoring the Fund’s future performance closely.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that the Adviser has contractually agreed to

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage as well as shareholder servicing plan fees.  The Board also considered that the Funds do not charge any Rule 12b-1 fees.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Scharf Fund and the Scharf Balanced Opportunity Fund, but rather the Board based its determination on the total combination of information available to them.  In consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Scharf Fund and Scharf Balanced Opportunity Fund would be in the best interests of the Funds and their shareholders.

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Scharf Global Opportunity Fund

At a meeting held on June 19-20, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the initial investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Scharf Investments, LLC (the “Adviser”) for the Scharf Global Opportunity Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

 A majority of the Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund, noting that the Adviser currently serves as investment adviser to two other mutual funds within the Trust.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record and the Adviser’s business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser currently manages other accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Funds, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Adviser was agreeing to waive its advisory fees and reimburse each Fund for certain of its expenses to the extent necessary to maintain an

SCHARF FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

annual expense ratio, excluding acquired fund fees and expenses, for the Fund’s Retail Class shares of 0.50% from Fund inception through January 27, 2016, 1.15% from January 28, 2016 through January 27, 2017, and 1.50% from January 28, 2017 through January 27, 2018 (the “Expense Cap”).  The Board also considered the purpose of the tiered Expense Cap structure.

The Board noted that the Fund’s expected total operating expenses were below the peer group median and average for the first two tiers of the Expense Cap, while the Fund’s expected total operating expenses were above the peer group median and average for the third tier of the Expense Cap.  The Board also noted that the Fund’s expected contractual advisory fee was above the peer group median and average.  The Board considered that the expected contractual advisory fee of the Fund was lower than the fees charged by the Adviser to its other accounts with substantially similar objectives, policies, strategies and risks as the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than three years, so that the Funds do not exceed the tiered Expense Cap.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the expected profitability to the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund, such as benefits received in exchange for Rule 12b-1 fees and the use of soft dollars.  The Board considered the estimated profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to obtain adequate funding to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

SCHARF FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Scharf Investments, LLC
5619 Scotts Valley Drive, Suite 140
Scotts Valley, CA  95066

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY  10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  6/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  6/4/15

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  6/4/15

* Print the name and title of each signing officer under his or her signature